
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
SEI Insurance Products Trust - As of December 31, 1999

                                -------------   ------------      -----------    ------------       ----------     ---------------
                                  VP Large       VP Large             VP           VP Small          VP Small            VP
                                     Cap           Cap             S & P 500          Cap               Cap         International
                                    Value         Growth             Index           Value            Growth           Equity
                                    Fund           Fund              Fund            Fund              Fund             Fund
                                -------------   ------------      -----------    ------------       ----------     ---------------
Assets:

  Cash                             $7,692         $7,692            $7,692          $7,692            $7,692           $7,692
  Deferred Offering Costs          $5,112         $5,112            $5,112          $5,112            $5,112           $5,112
                                  -------        -------           -------         -------           -------          -------
  Total Assets                    $12,804        $12,804           $12,804         $12,804           $12,804          $12,804
                                  -------        -------           -------         -------           -------          -------
Liabilities:
  Due to Manager                   $5,112         $5,112            $5,112          $5,112            $5,112           $5,112
                                  -------        -------           -------         -------           -------          -------
Net Assets:                        $7,692         $7,692            $7,692          $7,692            $7,692           $7,692
                                  =======        =======           =======         =======           =======          =======
Shares of beneficial
  interest issued and
  outstanding (unlimited
  authorization-no par value)         769            769               769             769               769              769
                                  =======        =======           =======         =======           =======          =======
Net asset value, offering
  price and redemption price
  per share                        $10.00         $10.00            $10.00          $10.00            $10.00           $10.00
                                  =======        =======           =======         =======           =======          =======

                                 ----------   ----------
                                 VP Emerging    VP Core
                                   Markets       Fixed
                                   Equity       Income
                                     Fund         Fund
                                 ----------   ----------
Assets:
  Cash                             $7,692        $7,692
  Deferred Offering Costs          $5,112        $5,112
                                  -------       -------
  Total Assets                    $12,804       $12,804
                                  -------       -------
Liabilities:
  Due to Manager                   $5,112        $5,112
                                  -------       -------
Net Assets:                        $7,692        $7,692
                                  =======       =======
Shares of beneficial
  interest issued and
  outstanding (unlimited
  authorization-no par value)         769           769
                                  =======       =======
Net asset value, offering
  price and redemption price
  per share                        $10.00        $10.00
                                  =======       =======


The Funds have not commenced operations as of December 31, 1999

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
SEI Insurance Products Trust - As of December 31, 1999

                                -----------   --------- ----------------    -----------      -----------
                                               VP High  VP International     VP Emerging
                                  VP Bond       Yield         Fixed            Markets        VP Prime
                                   Index        Bond         Income             Debt         Obligation
                                    Fund         Fund          Fund              Fund            Fund
                                -----------   --------- ----------------    -----------      -----------

Assets:
  Cash                             $7,692        $7,692        $7,692           $7,692          $7,696
  Deferred Offering Costs          $5,112        $5,112        $5,112           $5,112          $5,115
                                  -------       -------       -------          -------         -------
  Total Assets                    $12,804       $12,804       $12,804          $12,804         $12,811
                                  -------       -------       -------          -------         -------
Liabilities:
  Due to Manager                   $5,112        $5,112        $5,112           $5,112          $5,115
                                  -------       -------       -------          -------         -------
Net Assets:                        $7,692        $7,692        $7,692           $7,692          $7,696
                                  =======       =======       =======          =======         =======
Shares of beneficial
  interest issued and
  outstanding (unlimited
  authorization-no par value)         769           769           769              769           7,696
                                  =======       =======       =======          =======          ======
Net asset value, offering
  price and redemption price
  per share                        $10.00        $10.00        $10.00           $10.00           $1.00
                                  =======       =======       =======          =======          ======

The funds have not commenced operations as of December 31, 1999.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
SEI INSURANCE PRODUCTS TRUST - DECEMBER 31, 1999


1.  ORGANIZATION

SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of thirteen funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds are authorized to offer an unlimited number of shares of beneficial interest with no par value. The Trust has not commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Fund Management ("SIFM" or the "Manager") on July 16, 1999.


2. OFFERING COSTS

Offering costs related to the sale of initial shares will be deferred and amortized on a straight line basis over a period of twelve months commencing with operations. These costs of approximately $66,000 include legal fees of approximately $32,000 for work performed by a law firm of which an officer of the Trust is a Partner. The remainder of these costs included approximately $11,000 for other legal costs and $23,000 for typesetting costs.

Certain officers and / or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated trustees of the Trust is paid by the Manager.

The Trust incurred other expenses of approximately $12,000 in legal and audit fees. The full amount of these organizational expenses were assumed by SEI Investments Management Corporation (SIMC) and the Funds are not required to reimburse SIMC.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND CUSTODY AGREEMENTS

The Trust has entered into the following service agreements:

Under an Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC") will act as investment adviser to each Fund. For its investment advisory services to the Trust, SIMC will receive an annual fee which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each

Fund): SEI VP Large Cap Value Fund, 0.35%; SEI VP Large Cap Growth Fund, 0.40%; SEI VP S&P 500 Index Fund, 0.03%; SEI VP Small Cap Value Fund, 0.65%; SEI VP Small Cap Growth Fund, 0.65%; SEI VP International Equity Fund, 0.51%; SEI VP Emerging Markets Equity Fund, 1.05%; SEI VP Core Fixed Income Fund, 0.28%; SEI VP Bond Index Fund, 0.07%; SEI VP High Yield Bond Fund, 0.49%; SEI VP International Fixed Income Fund, 0.40%; SEI VP Emerging Markets Debt Fund, 0.85%; and SEI VP Prime Obligation Fund, 0.01%. SIMC has agreed, on a voluntary basis, to waive all or a portion of its investment advisory fee. In addition, SIMC reserves the right to terminate its waivers at any time in its full discretion.

Under an Administration Agreement with the Trust, the Manager will provide the Trust with overall administrative and accounting services and act as transfer agent and dividend disbursing agent. For its services, the Manager will receive an annual fee which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund): SEI VP Large Cap Value Fund, 0.35%; SEI VP Large Cap Growth Fund, 0.35%; SEI VP S&P 500 Index Fund, 0.22%; SEI VP Small Cap Value Fund, 0.35%; SEI VP Small Cap Growth Fund, 0.35%; SEI VP International Equity Fund, 0.45%; SEI VP Emerging Markets Equity Fund, 0.65%; SEI VP Core Fixed Income Fund, 0.28%; SEI VP Bond Index Fund, 0.35%; SEI VP High Yield Bond Fund, 0.35%; SEI VP International Fixed Income Fund, 0.60%; SEI VP Emerging Markets Debt Fund, 0.65%; and SEI VP Prime Obligation Fund, 0.42%. The Manager has agreed, on a voluntary basis, to waive all or a portion of its administration fee and/or reimburse other expenses. In addition, the Manager reserves the right to terminate its waivers and/or reimbursements at any time in its full discretion.

Under a Distribution Agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services. The Distributor will not be entitled to any fee for performing these services.

Under a Custodian Agreement with the Trust, First Union National Bank will serve as custodian for the assets of SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, and SEI VP Prime Obligation Fund.

Under a Custodian Agreement with the Trust, State Street Bank and Trust Company will serve as custodian for the assets of SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP International Fixed Income Fund and SEI VP Emerging Markets Debt Fund.

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of the SEI Insurance Products Trust, Inc.:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The SEI Insurance Products Trust, Inc., (comprising the SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund), collectively, (the "Trust"), at December 31, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trusts' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
February 28, 2000